Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Parenthetical) (Detail) - THE MINATO BANK, LTD. [member]	12 Months Ended
Mar. 31, 2018
Disclosure of significant investments in associates and joint ventures [line items]
Percentage of interest in associate	3.90%
Optional controlling interest percentage	30.20%